Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Opening balance sheet asset/provision (funded status)	$ 426	$ 396	$ 575
Net service cost	34	38	43
Interest cost / (credit)	13	14	4
Settlement / curtailment cost / (credit)	0	0	0
Currency translation adjustment
Total net periodic benefit cost / (credit)	47	52	47
Actuarial (gain) / loss on liabilities due to experience	26	(11)	(170)
Total (gain) / loss recognized via OCI	26	(11)	(170)
Total cashflow	(7)	(22)	(24)
Currency translation adjustment	(29)	11	(32)
Closing balance sheet asset/provision (funded status)	463	426	396
Reconciliation of Net gain / loss
Amount at beginning of year	(385)	(364)	(205)
Liability (gain) / loss	26	(11)	(170)
Currency translation adjustment	24	(10)	11
Amount at December 31,	$ (335)	$ (385)	$ (364)